Income Taxes - Reconciliation of total tax expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of total tax expense:
Differences in tax rates	$ 0	$ 0	$ 89
Adjustments in respect to current income tax of previous years	0	0	683
Tax rate on interest	0	0	742
Effect of exchange rate differences	0	0	7
Income tax	94,331	70,441	43,070
Taxes on litigation matters subject to statutory rates, including interest and penalties	5,485	7,382	0
Total	$ 99,816	$ 77,823	$ 44,591